Royalty, Stream and Working Interests	6 Months Ended
Jun. 30, 2025
Royalty, Stream and Working Interests
Royalty, Stream and Working Interests

Note 9 - Royalty, Stream and Working Interests

(a)	Royalty, Stream and Working Interests

Royalty, stream and working interests, net of accumulated depletion and impairment losses and reversals, comprised the following:

		Accumulated	Impairment
As at June 30, 2025	Cost	depletion(1)	reversal(2)	Carrying value
Mining royalties	$3,218.7	$(824.9)	$—	$2,393.8
Streams	5,300.5	(3,597.4)	4.1	1,707.2
Energy	2,095.6	(910.2)	—	1,185.4
Advanced	406.4	(47.0)	—	359.4
Exploration	272.1	(18.1)	—	254.0
	$11,293.3	$(5,397.6)	$4.1	$5,899.8
1.	Accumulated depletion includes impairment losses recognized prior to the six months ended June 30, 2025.
2.	Impairment reversal recognized in the six months ended June 30, 2025.

			Impairments
		Accumulated	(losses)
As at December 31, 2024	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$1,818.7	$(784.4)	$—	$1,034.3
Streams	4,801.5	(3,528.2)	—	1,273.3
Energy	2,055.2	(857.4)	—	1,197.8
Advanced	389.2	(45.8)	—	343.4
Exploration	267.7	(17.7)	—	250.0
	$9,332.3	$(5,233.5)	$—	$4,098.8

1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2024.
2.	Impairment (losses) reversals recognized in the year-ended December 31, 2024.

Changes in royalty, stream and working interests for the periods ended June 30, 2025 and December 31, 2024 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2024	$948.7	$1,359.0	$1,146.4	$396.0	$177.0	$4,027.1
Additions	140.3	36.2	137.0	8.9	85.0	407.4
Disposals	(10.6)	—	—	—	—	(10.6)
Transfers	44.0	—	—	(36.2)	(7.8)	—
Depletion	(40.0)	(121.9)	(60.9)	(0.2)	—	(223.0)
Impact of foreign exchange	(48.1)	—	(24.7)	(25.1)	(4.2)	(102.1)
Balance at December 31, 2024	$1,034.3	$1,273.3	$1,197.8	$343.4	$250.0	$4,098.8

Balance at January 1, 2025	$1,034.3	$1,273.3	$1,197.8	$343.4	$250.0	$4,098.8
Additions	1,359.3	500.8	4.3	—	1.3	1,865.7
Transfers	0.3	—	—	—	(0.3)	—
Impairment reversal	—	4.1	—	—	—	4.1
Depletion	(28.5)	(71.0)	(31.6)	—	—	(131.1)
Impact of foreign exchange	28.4	—	14.9	16.0	3.0	62.3
Balance at June 30, 2025	$2,393.8	$1,707.2	$1,185.4	$359.4	$254.0	$5,899.8

Of the total net book value as at June 30, 2025, $4,717.9 million (December 31, 2024 - $2,962.4 million) is depletable and $1,181.9 million (December 31, 2024 - $1,136.4 million) is non-depletable.

(b)	Impairment Reversal

Cobre Panama

Cobre Panama currently remains in a phase of preservation and safe management (“P&SM”) with production halted since November 2023. First Quantum Minerals Ltd. (“First Quantum”) has been working with the Ministry of Commerce and Industries (“MICI”) to implement a plan that would allow for the execution of environmental and asset integrity measures during the P&SM phase of Cobre Panama (the “P&SM Plan”). On May 30, 2025, the Government of Panama, through the MICI, approved and formally instructed the execution of the P&SM Plan, including the sale of the copper concentrate that had remained on site. Exports of the copper concentrate commenced in June 2025 and were completed by the end of July 2025.

The Company determined that this was an indicator of impairment reversal and concluded that a discrete amount of the asset’s FVLCD exceeded its carrying value since the last impairment test was carried out. The Company recorded a partial impairment reversal of $4.1 million in relation to the gold and silver ounces it expects as a result of the sale of copper concentrate. The Company continues to assess its Cobre Panama stream for further indicators of impairment reversals.